SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - Relationship to Entity [Domain] - USD ($)			1 Months Ended									3 Months Ended			6 Months Ended		12 Months Ended		152 Months Ended	158 Months Ended
	Jun. 30, 2015	Jul. 23, 2014	May. 31, 2015	Nov. 30, 2014	Jun. 30, 2014	Feb. 28, 2014	Oct. 31, 2013	Jun. 30, 2013	May. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Jun. 30, 2015	Jul. 24, 2015	Sep. 30, 2014	Feb. 04, 2014	Sep. 10, 2013	Apr. 15, 2013	Jan. 15, 2013	Sep. 07, 2011	Jun. 22, 2010
Summary Of Significant Accounting Policy [Line Items]
Common Stock, Shares, Outstanding	3,312,863											3,312,863			3,312,863		3,092,766	2,932,501	3,092,766	3,312,863
Common Stock, Par or Stated Value Per Share	$ 0.01			$ 0.01								$ 0.01			$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stockholders' Equity, Reverse Stock Split																	1-for-75
Stockholders' Equity, Period Increase (Decrease)																			$ 9,168,000	$ 9,168,000
Stock Issued During Period, Value, New Issues															$ 2,055,000		$ 2,055,001		$ 2,055,000
Debt Instrument, Increase (Decrease) for Period, Net															5,685,000		5,435,000
Amortization of Intangible Assets								$ 140,588					$ 1,444	$ 0	2,888	$ 0
Advertising Expense												$ 500		1,250	1,417	$ 7,793	19,394	$ 0
Research and Development Expense					$ 249,636							$ 58,285		$ 131,285	$ 120,947		$ 394,000	$ 235,000
Common stock, shares authorized	100,000,000											100,000,000			100,000,000		10,666,667	10,666,667	10,666,667	100,000,000					666,667	4,000,000	2,666,667	1,066,067
Preferred stock, shares authorized	20,000,000											20,000,000			20,000,000		10,000,000	20,000,000	10,000,000	20,000,000
Stock Issued During Period, Shares, New Issues				13,700			13,333		4,762	13,889
Preferred Stock, Par or Stated Value Per Share	$ 0.01											$ 0.01			$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Proposed offering, Description
In connection with the Company's proposed offering of 1,666,667 units (the “Units”), each consisting of one share of the Company's common stock, one share of the Company's Series B Convertible Preferred Stock and four of the Company's Series A Warrants, the holders of a majority of the Series A Preferred Shares have, as of July 20, 2015, agreed to exchange all of the outstanding Series A Preferred Shares for units with the same terms as the Units (the “Exchange Units”) such that for every dollar of stated value of Series A Preferred Shares tendered the holders will receive an equivalent value of Exchange Units based on the public offering price of the Units in this offering (the “Unit Exchange”).  Accordingly, assuming the public offering price for the Units is $9.00 per Unit, then all of the Series A Preferred Shares will be exchanged into 228,334 Exchange Units. The warrants that were issued in connection with the issuance of the Series A Preferred Shares will remain outstanding; however, the warrant amounts will be reduced so that the warrants will be exercisable into an aggregate of 84,770 shares of the Company's common stock. The Unit Exchange is subject to and will be consummated currently with the consummation of the Company's offering of Units. Each holder of Series A Preferred Shares that has agreed to the terms of the Unit Exchange has entered into the Exchange Agreement with the Company.  Upon effectiveness of the Unit Exchange, the Series A Preferred Shares will be cancelled and resume the status of authorized but unissued shares of preferred stock.

Original principal amount	$ 933,073								$ 156,243			$ 933,073			$ 933,073					$ 933,073
Amount of aggregate principal amount converted into shares of the Company's common stock	927,663																	$ 415,775
Redemption price as percentage of the principal amount, plus accrued and unpaid interest		140.00%													140.00%
Estimated total redemption price	1,400,000											1,400,000			$ 1,400,000					1,400,000
Estimated total redemption price that will be paid to affiliates	$ 167,031											$ 167,031			167,031					$ 167,031
Convertible Note Payable 2014 [Member]
Summary Of Significant Accounting Policy [Line Items]
Original principal amount																						$ 1,800,000
Reduced principal amount																						1,600,000
Amount of aggregate principal amount converted into shares of the Company's common stock			$ 275,000
SOK Partners, LLC, [Member] | Convertible Note Payable 2014 [Member]
Summary Of Significant Accounting Policy [Line Items]
Original principal amount																						$ 122,196
Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Common stock, shares authorized																								4,000,000
Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Common stock, shares authorized																								10,666,667
Samuel Herschkowitz [Member]
Summary Of Significant Accounting Policy [Line Items]
Stock Issued During Period, Shares, New Issues											100,000
Series A Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policy [Line Items]
Stock Issued During Period, Value, New Issues						$ 2,055,000									$ 2,055,000
Stock Issued During Period, Shares, New Issues						20,550
Preferred Stock, Par or Stated Value Per Share																							$ 0.01
Stated value per share																							$ 100
Subsequent Event [Member]
Summary Of Significant Accounting Policy [Line Items]
Common stock, shares authorized																					100,000,000
Preferred stock, shares authorized																					20,000,000